Summary of Significant Accounting Policies (Tables)	3 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Accounting Policies [Abstract]
Summary of Earning Per Share Basic and Diluted
The following table reflects the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except per share amounts):

For the Period from September 25, 2020 (inception) Through December 31, 2020
Redeemable Class A Ordinary Shares
Numerator: Earnings allocable to Redeemable Class A Ordinary Shares
Interest Income	$—

Net Earnings	$—
Denominator: Weighted Average Redeemable Class A Ordinary Shares
Redeemable Class A Ordinary Shares, Basic and Diluted	27,600,000
Earnings/Basic and Diluted Redeemable Class A Ordinary Shares	$0.00
Non-Redeemable Class A and B Ordinary Shares
Numerator: Net Loss minus Redeemable Net Earnings
Net Loss	$(97,764)
Redeemable Net Earnings	$—

Non-Redeemable Net Loss	$(97,764)
Denominator: Weighted Average Non-Redeemable Class A and B Ordinary Shares
Non-Redeemable Class A and B Ordinary Shares, Basic and Diluted (1)	7,236,000
Loss/Basic and Diluted Non-Redeemable Class A and B Ordinary Shares	$(0.01)

The following table reflects the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except per share amounts):

	Three Months Ended September 31, 2021		Nine Months Ended September 31, 2021
	Class A Ordinary Shares	Class A and B Ordinary Shares	Class A Ordinary Shares	Class A and B Ordinary Shares
Basic and diluted net income (loss) per common stock
Numerator:
Allocation of net income (loss)	(1,768,609)	(490,340)	(3,155,294)	(874,794)
Denominator
Basic and diluted weighted average shares outstanding	27,600,000	7,652,000	27,600,000	7,652,000

Basic and diluted net income (loss) per common stock	$(0.06)	$(0.06)	$(0.11)	$(0.11)